Changes in Investment in Equity Affiliate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Beginning Balance	$ 511	$ 753
Result from investment in equity affiliate	(511)	(242)	(46)
Ending balance		$ 511	$ 753